Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JANUARY 11, 2019
TO THE PROSPECTUS DATED APRIL 30, 2018, AS AMENDED AUGUST 13, 2018

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective January 1, 2019, for the JNL/Mellon Capital European 30 Fund, in the section entitled, "Summary Overview of Each Fund," under "Principal Investment Strategies," please delete the fourth paragraph in its entirety.
JNL/MELLON CAPITAL EUROPEAN 30 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JANUARY 11, 2019
TO THE PROSPECTUS DATED APRIL 30, 2018, AS AMENDED AUGUST 13, 2018

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective January 1, 2019, for the JNL/Mellon Capital European 30 Fund, in the section entitled, "Summary Overview of Each Fund," under "Principal Investment Strategies," please delete the fourth paragraph in its entirety.